Net Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share	The following common share equivalent securities have been excluded from the calculation of weighted-average common shares outstanding because the effect is anti-dilutive:

	September 30,	September 30,
Anti-dilutive common share equivalents	2021	2020
Stock options	2,824	3,026
Restricted stock units	7,669	1,301
Warrants	13,242	—
Total anti-dilutive common share equivalents	23,735	4,327

	December 31,
	2020	2019
Anti-dilutive common share equivalents:
Stock options	2,978	2,159
Restricted stock units	2,545	—
Total anti-dilutive common share equivalents	5,523	2,159

Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Numerator:
Net loss	$(17,268)	$(5,683)	$(77,799)	$(8,130)
Denominator:
Weighted-average common shares outstanding, basic and diluted	100,437	41,558	93,823	35,960
Net loss per common share, basic and diluted	$(0.17)	$(0.14)	$(0.83)	$(0.23)

	Year Ended
	December 31,
	2020	2019
Numerator:
Net loss	$(17,448)	$(2,746)
Denominator:
Weighted-average common shares outstanding, basic and diluted	38,072	25,571
Net loss per common share, basic and diluted	$(0.46)	$(0.11)